Consolidated statement of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net result		€ 12,228	€ 6,079	€ 2,329
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use		15	(2)	(7)
Remeasurement of the net defined benefit asset/liability		(19)	95	28
Net change in fair value of equity instruments at fair value through other comprehensive income		(126)	96	(335)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss		165	37	(19)
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at fair value through other comprehensive income		(435)	(186)	25
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss		(26)	(42)	(34)
Changes in cash flow hedge reserve		(3,158)	(1,955)	355
Exchange rate differences and other	[1]	436	143	(1,620)
Share of other comprehensive income of associates and joint ventures and other income		0	(3)	6
Total comprehensive income		9,081	4,262	728
Comprehensive income attributable to:
Non-controlling interests		(190)	(247)	133
Equity holders of the parent		9,271	4,509	595
Total comprehensive income		€ 9,081	€ 4,262	€ 728

[1]	1 Includes impact of application of hyperinflation accounting under IAS 29.